Cover	Apr. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	811-22005
Entity Registrant Name	Allspring Global Dividend Opportunity Fund
Entity Central Index Key	0001386067
Entity Tax Identification Number	20-8293094
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Vantage Park Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	(800)
Local Phone Number	222-8222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EOD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false